Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entity Disclosures [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of these VIEs, which are joint projects in the development and construction phase:

	December 31,
	2013	2012	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$122	$8	Cash and cash equivalents
Construction in progress	1,111	556	Property, plant and equipment, at cost
Accounts payable	(145)	(128)	Accounts payable
Construction retainage	(3)	—	Accrued liabilities
Current deferred revenue	(10)	—	Accrued liabilities
Noncurrent deferred revenue associated with customer advance payments	(115)	(109)	Other noncurrent liabilities